Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,928,140
Previously Paid Amount	0.00
Total Fee Amount	5,652.18
Total Offset Amount	0.00
Net Fee	5,652.18
Narrative - Max Aggregate Offering Price	$ 40,928,140
Final Prospectus	true